Significant Accounting Policies - Health Plan Settlement Receivables (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Health Plan [Line Items]
Health Plan Settlement Receivables	$ 45,847,310	$ 38,429,833	$ 17,455,547
Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	45,847,310	38,429,833	17,455,547
Health Plan A | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	838,428	94,501
Health Plan B | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	18,853,480	15,766,808	1,796,413
Health Plan C | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	9,010,871	7,332,687	5,220,041.00
Health Plan D | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	7,933,506	6,863,270	1,155,034
Health Plan E | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	1,135,398	1,429,722	2,222,044
Health Plan F | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	3,236,511	3,222,247	4,227,155
Health Plan G | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	239,375	2,748,622	2,571,134
Health Plan H | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	2,124,913	428,755
Health Plan I | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	250,591	17,908
Health Plan J | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	136,586	141,922	$ 263,726
Health Plan K | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables		4,569
Health Plan L | Capitated Revenue
Health Plan [Line Items]
Health Plan Settlement Receivables	$ 174,859	$ 378,822